Atlas America Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Exchange-Traded Funds — 87.2%
Agricultural commodities — 6.4%
Invesco Agriculture Commodity Strategy NO K-1 ETF ........................................ 33,206 $ 1,183,960
Equity Funds — 0.0%
(a)
Vanguard Short-Term Inflation-Protected Securities ETF ...................................... 218 11,037
Financials — 4.5%
ProShares UltraShort 20+ Year Treasury .................................................... 24,589 830,616
Gold — 17.0%
iShares Gold Trust Micro* ................................................................... 46,575 1,793,137
SPDR Gold MiniShares Trust* .............................................................. 17,824 1,362,645
Total Gold 3,155,782
Industrials — 4.4%
Global X Defense Tech ETF ................................................................. 7,791 547,240
SPDR S&P Aerospace & Defense ETF ...................................................... 1,118 262,685
Total Industrials 809,925
Information Technology — 4.1%
Global X Cybersecurity ETF ................................................................. 14,509 510,572
iShares Cybersecurity and Tech ETF ........................................................ 4,734 247,730
Total Information Technology 758,302
TIPS — 6.5%
iShares 0-5 Year TIPS Bond ETF ............................................................ 11,754 1,214,894
U.S. Treasury — 44.3%
iShares 1-3 Year Treasury Bond ETF ........................................................ 19,828 1,644,931
iShares U.S. Treasury Bond ETF ............................................................ 24,154 558,440
Schwab Short-Term U.S. Treasury ETF ...................................................... 67,414 1,644,902
SPDR Portfolio Short Term Treasury ETF .................................................... 56,102 1,644,911
U.S. Treasury 2 Year Note ETF ............................................................. 22,350 1,085,428
Vanguard Short-Term Treasury ETF ......................................................... 27,959 1,645,387
Total U.S. Treasury 8,223,999
Total Exchange-Traded Funds
(Cost $15,232,233)
16,188,515
Real Estate Investment Trusts — 11.6%
REITS — 11.6%
Acadia Realty Trust ......................................................................... 552 11,123
Agree Realty Corp. ......................................................................... 430 30,547
Alexandria Real Estate Equities, Inc. ........................................................ 746 62,172
American Assets Trust, Inc. ................................................................. 265 5,385
American Tower Corp. ...................................................................... 1,066 205,013
AvalonBay Communities, Inc. ............................................................... 557 107,596
BXP, Inc. ................................................................................... 654 48,618
CareTrust REIT, Inc. ........................................................................ 848 29,409
CBL & Associates Properties, Inc. ........................................................... 116 3,547

Atlas America Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Real Estate Investment Trusts — 11.6% (continued)
REITS — 11.6% (continued)
Centerspace ............................................................................... 62 $ 3,652
COPT Defense Properties .................................................................. 439 12,757
Crown Castle, Inc. .......................................................................... 1,655 159,691
DiamondRock Hospitality Co. ............................................................... 866 6,893
Digital Realty Trust, Inc. ..................................................................... 1,312 226,819
Elme Communities ......................................................................... 321 5,412
Empire State Realty Trust, Inc. .............................................................. 722 5,531
Equinix, Inc. ................................................................................ 276 216,174
Equity Residential .......................................................................... 1,623 105,057
Essex Property Trust, Inc. ................................................................... 285 76,283
Federal Realty Investment Trust ............................................................. 330 33,432
Five Point Holdings LLC* ................................................................... 647 3,966
Global Net Lease, Inc. ...................................................................... 938 7,626
HA Sustainable Infrastructure Capital, Inc. ................................................... 461 14,153
Healthpeak Properties, Inc. ................................................................. 2,750 52,663
Hudson Pacific Properties, Inc.* ............................................................. 1,938 5,349
Innovative Industrial Properties, Inc. ......................................................... 100 5,358
JBG SMITH Properties ..................................................................... 259 5,763
Kennedy-Wilson Holdings, Inc. .............................................................. 643 5,350
Kilroy Realty Corp. ......................................................................... 535 22,604
LTC Properties, Inc. ........................................................................ 150 5,529
Monarch Casino & Resort, Inc. .............................................................. 71 7,515
Paramount Group, Inc.* ..................................................................... 1,012 6,618
Pebblebrook Hotel Trust .................................................................... 500 5,695
Plymouth Industrial REIT, Inc. ............................................................... 167 3,729
Realty Income Corp. ........................................................................ 3,538 215,075
Sabra Health Care REIT, Inc. ............................................................... 949 17,689
Safehold, Inc. .............................................................................. 341 5,282
SBA Communications Corp. ................................................................. 405 78,307
SL Green Realty Corp. ...................................................................... 261 15,610
STAG Industrial, Inc. ........................................................................ 756 26,679
Strawberry Fields REIT, Inc. ................................................................. 307 3,776
UDR, Inc. .................................................................................. 1,282 47,767
UMH Properties, Inc. ....................................................................... 362 5,376
Veris Residential, Inc. ....................................................................... 354 5,381
VICI Properties, Inc. ........................................................................ 4,266 139,114
Vornado Realty Trust ....................................................................... 819 33,194
WP Carey, Inc. ............................................................................. 827 55,880
Total Real Estate Investment Trusts
(Cost $2,145,072)
2,156,159
Money Market Funds
— 0.2%
Dreyfus Government Cash Management, 4.04%
(b)
(Cost $44,732) ............................................................................. 44,732 44,732

Atlas America Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Notional
Amount Contracts Value
EXCHANGE TRADED PURCHASED OPTIONS - OPTIONS ON INDICES — 0.2%
SPX US 11/21/25 P6200, expiring 11/21/25, Strike Price $6200.00
(Cost $144,415) $6,200,000 10 $ 35,070
Total Investments Before Written Options – 99.2%
(Cost$17,566,452) 18,424,476
EXCHANGE TRADED WRITTEN OPTIONS - OPTIONS ON INDICES – (0.1)%
SPX US 11/21/25 P6000, expiring 11/21/25, Strike Price $6000.00
[Premium Received $(105,585)] $(6,000,000) (10) (22,500)
Total Investments — 99.1%
(Cost $17,460,867) 18,401,976
Other Assets and Liabilities,
Net — 0.9% 166,715
Net Assets — 100% $ 18,568,691
_______________
* Non Income Producing.
(a) Less than 0.05%.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Asset Class % of Net Assets
Exchange-Traded Funds ........................................................................... 87.2%
Real Estate Investment Trusts ...................................................................... 11.6%
Money Market Funds ............................................................................. 0.2%
Exchange Traded Purchased Options - Options on Indices ................................................ 0.2%
Exchange Traded Written Options - Options on Indices ................................................... (0.1)%
Total Investments ................................................................................ 99.1%
Other Assets in Excess of Liabilities .................................................................. 0.9%
Net Assets ..................................................................................... 100.0%